PORTFOLIO MANAGER'S COMMENTARY
Neuberger Berman Advisers Management Trust                     December 31, 1998
--------------------------------------------------------------------------------
          AMT Liquid Asset Portfolio
   Short-term rates were relatively stable in 1998 until the third quarter. Yields started declining in September in anticipation that the Federal Reserve would cut interest rates. Subsequently, the Fed did cut rates three times for a total of 75 basis points (0.75%). As a result, we focused on relatively higher yielding, high-quality sectors of the market such as commercial paper and bank debt to enhance returns.
   The highest quality short-term commercial paper was offered at 35 to 94 basis points (0.35-0.94%) higher than Treasury bills over the course of the year. This can be attributed to a few factors, the most influential being a reduction in the Federal deficit. This can be seen in the following example. In January 1997, there were two auctions of one-year Treasury bills totalling $38 billion. In December, 1998, the monthly auction had been reduced to $11 billion. The three- and six-month weekly auctions were also reduced. In March, 1997, an average of $22 billion of weekly bills were issued. In December, 1998, the weekly bill auctions averaged $15.5 billion. This shrinkage of supply, combined with a still thriving economy, has made corporate paper and bank debt attractive investment vehicles.
   In the AMT Liquid Asset Portfolio we continue to be biased toward commercial paper. At the close of this reporting period commercial paper comprised 84.2% of the portfolio, and bank debt 6.7%. The balance of the portfolio is in U.S. Government agency issues (7.6%) and variable rate notes (1.3%).

Sincerely,

           /s/ Jospehine Mahaney

Josephine Mahaney
PORTFOLIO MANAGER

An investment in a money market fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

Past performance is no guarantee of future results and shares when redeemed may be more or less than their original cost.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance can be expected to vary from those of the other mutual funds.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                     December 31,
                                                         1998
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $  15,021,182
                                                    --------------
LIABILITIES
      Payable for Trust shares redeemed                   118,703
      Dividends payable                                    55,298
      Accrued expenses                                     10,349
      Payable to administrator -- net (Note B)              7,311
                                                    --------------
                                                          191,661
                                                    --------------
NET ASSETS at value                                 $  14,829,521
                                                    --------------

NET ASSETS consist of:
      Par value                                     $      14,831
      Paid-in capital in excess of par value           14,816,214
      Accumulated net realized losses on
       investment                                          (1,524)
                                                    --------------
NET ASSETS at value                                 $  14,829,521
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                     14,831,045
                                                    --------------
NET ASSET VALUE, offering and redemption price per
  share                                                     $1.00
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                      For the
                                                     Year Ended
                                                    December 31,
                                                        1998
                                                    ------------
INVESTMENT INCOME
    Investment income from Series (Note A)          $   827,626
                                                    ------------
    Expenses:
      Administration fee (Note B)                        59,497
      Shareholder reports                                15,234
      Custodian fees                                     10,000
      Legal fees                                          1,152
      Trustees' fees and expenses                           618
      Auditing fees                                         127
      Registration and filing fees                           23
      Miscellaneous                                         734
      Expenses from Series (Notes A & B)                 82,177
                                                    ------------
        Total expenses                                  169,562
      Expenses reimbursed by administrator and
       reduced by custodian fee expense offset
       arrangement (Note B)                             (20,140)
                                                    ------------
        Total net expenses                              149,422
                                                    ------------
        Net investment income                           678,204
                                                    ------------
REALIZED LOSS ON INVESTMENTS FROM SERIES (NOTE A)
    Net realized loss on investment securities               (9)
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $   678,195
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                   Year Ended
                                                  December 31,
                                              1998            1997
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     678,204   $     650,441
    Net realized loss on investments
     from Series (Note A)                            (9)           (503)
                                          -----------------------------
    Net increase in net assets resulting
     from operations                            678,195         649,938
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                      (678,204)       (650,441)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                 8,196,907      14,043,637
    Proceeds from reinvestment of
     dividends                                  678,234         646,379
    Payments for shares redeemed             (7,486,052)    (14,713,286)
                                          -----------------------------
    Net increase (decrease) from Trust
     share transactions                       1,389,089         (23,270)
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS         1,389,080         (23,773)
NET ASSETS:
    Beginning of year                        13,440,441      13,464,214
                                          -----------------------------
    End of year                           $  14,829,521   $  13,440,441
                                          -----------------------------

NUMBER OF TRUST SHARES:
    Sold                                      8,196,907      14,043,637
    Issued on reinvestment of dividends         678,234         646,379
    Redeemed                                 (7,486,052)    (14,713,286)
                                          -----------------------------
    Net increase (decrease) in shares
     outstanding                              1,389,089         (23,270)
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman Advisers Management Trust                     December 31, 1998
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Liquid Asset Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of seven separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Liquid Asset Investments (the "Series"), a series of Advisers Managers Trust having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at December 31, 1998). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
      It is the policy of the Fund to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued as indicated in the notes following the Series' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Funds are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. It is the policy of the Fund to declare dividends from net investment income on each business day; such dividends are paid and reinvested monthly. Distributions from net realized capital gains, if any, are normally distributed in February. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($1,012, $496, and $16, expiring in 2002, 2005, and 2006, respectively, determined as of December 31, 1998), it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences

Neuberger Berman Advisers Management Trust                     December 31, 1998
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
   in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.
6) OTHER: All net investment income and realized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.40% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to limit the Fund's expenses by reimbursing the Fund for its operating expenses plus its pro rata share of its Series' operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the year ended December 31, 1998, such excess expenses amounted to $20,005.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $135.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended December 31, 1998, additions and reductions in the Fund's investment in its Series amounted to $7,186,759 and $6,783,897, respectively.

FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.

                                                                        Year Ended December 31,
                                              1998(1)          1997(1)          1996(1)          1995(1)            1994
                                            --------------------------------------------------------------------------------
Net Asset Value, Beginning of Year          $      .9999     $      .9999     $     1.0000     $      .9997     $     1.0009
                                            --------------------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                          .0456            .0461            .0443            .0493            .0328
    Net Gains or Losses on Securities                 --               --           (.0001)(2)        .0003               --
                                            --------------------------------------------------------------------------------
      Total From Investment Operations             .0456            .0461            .0442            .0496            .0328
                                            --------------------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                      (.0456)          (.0461)          (.0443)          (.0493)          (.0328)
    Distributions (from net capital
     gains)                                           --               --               --               --           (.0012)
                                            --------------------------------------------------------------------------------
      Total Distributions                         (.0456)          (.0461)          (.0443)          (.0493)          (.0340)
                                            --------------------------------------------------------------------------------
Net Asset Value, End of Year                $      .9999     $      .9999     $      .9999     $     1.0000     $      .9997
                                            --------------------------------------------------------------------------------
Total Return(3)                                    +4.66%           +4.71%           +4.52%           +5.04%           +3.46%
                                            --------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                              $       14.8     $       13.4     $       13.5     $       31.9     $        5.3
                                            --------------------------------------------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(4)                                  1.01%            1.01%            1.01%            1.02%              --
                                            --------------------------------------------------------------------------------
    Ratio of Net Expenses to Average
     Net Assets(5)                                  1.00%            1.00%            1.00%            1.01%            1.02%
                                            --------------------------------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                             4.56%            4.61%            4.44%            4.90%            3.28%
                                            --------------------------------------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust                     December 31, 1998
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
1) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
2) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of Fund shares.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.
4) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
5) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                                              Year Ended December 31,
                                                  1998       1997       1996       1995       1994
---------------------------------------------------------------------------------------------------
Net Expenses                                      1.14%      1.12%      1.21%      1.25%      1.03%
                                                 --------------------------------------------------

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger Berman Advisers Management Trust and
Shareholders of Liquid Asset Portfolio

   We have audited the accompanying statement of assets and liabilities of Liquid Asset Portfolio, one of the series constituting the Neuberger Berman Advisers Management Trust (the "Trust"), as of December 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Asset Portfolio of Neuberger Berman Advisers Management Trust at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 29, 1999

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1998

--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

Principal                                          Rating
 Amount                                      Moody's       S&P      Value(1)
---------                                  -----------  ---------  -----------
           U.S. GOVERNMENT AGENCY
           SECURITIES (7.6%)
$ 600,000  Fannie Mae, Discount Notes,
           4.83%, due 3/25/99                  AGY         AGY     $   593,318
  545,000  Freddie Mac, Discount Notes,
           4.50% & 4.87%, due 1/4/99 &
           4/13/99                             AGY         AGY         542,111
                                                                   -----------
           TOTAL U.S. GOVERNMENT AGENCY
           SECURITIES                                                1,135,429
                                                                   -----------
           ASSET-BACKED COMMERCIAL PAPER
           (5.9%)
  500,000  Corporate Asset Funding Co.,
           Inc., 5.27%, due 2/17/99            P-1        A-1+         496,560
  400,000  Asset Securitization
           Cooperative Corp., 4.85%, due
           3/1/99                              P-1        A-1+         396,820
                                                                   -----------
           TOTAL ASSET-BACKED COMMERCIAL
           PAPER                                                       893,380
                                                                   -----------
           CORPORATE COMMERCIAL PAPER
           (78.3%)
  500,000  Bayer Corp., 5.13%, due 1/4/99      P-1        A-1+         499,786
  325,000  Toyota Motor Credit Corp.,
           5.15%, due 1/7/99                   P-1        A-1+         324,721
  200,000  Ameritech Corp., 5.08%, due
           1/11/99                             P-1        A-1+         199,718
  400,000  Westpac Capital Corp., 5.47%,
           due 1/13/99                         P-1        A-1+         399,271
  335,000  H.J. Heinz Co., 5.25%, due
           1/14/99                             P-1         A-1         334,365
  600,000  Gannett Co., Inc., 5.05% &
           5.20%, due 1/15/99 & 1/19/99        P-1        A-1+         598,631
  500,000  National Australia Funding
           Delaware Inc., 5.45%, due
           1/19/99                             P-1        A-1+         498,638
  500,000  BellSouth Capital Funding
           Corp., 5.42%, due 1/22/99           P-1        A-1+         498,419
  330,000  Daimler-Benz North America
           Corp., 5.07%, due 1/22/99           P-1         A-1         329,024
  400,000  Amoco Co., 5.38%, due 1/26/99       P-1        A-1+         398,506
  470,000  Ford Motor Credit Co., 5.10%,
           due 1/27/99                         P-1         A-1         468,269
  200,000  Procter & Gamble Co., 5.45%,
           due 1/27/99                         P-1        A-1+         199,213
  780,000  Walt Disney Co., 5.08%, due
           1/27/99                             P-1         A-1         777,138
  500,000  Consolidated Natural Gas Co.,
           5.12%, due 1/28/99                  P-1        A-1+         498,080
  400,000  Merrill Lynch & Co., 5.44%,
           due 2/5/99                          P-1        A-1+         397,884
  700,000  Electricite de France, 5.11% &
           5.43%, due 1/8/99 & 2/8/99          P-1        A-1+         697,959
  700,000  Coca-Cola Co., 4.90% & 5.07%,
           due 2/5/99 & 2/19/99                P-1        A-1+         695,679
  480,000  Prudential Funding Corp.,
           5.43%, due 2/19/99                  P-1         A-1         476,452
  700,000  USAA Capital Corp., 4.92% &
           5.17%, due 1/11/99 & 2/26/99        P-1        A-1+         697,130
  300,000  Colonial Pipeline Co., 5.03%,
           due 3/9/99                          P-1        A-1+         297,192
  300,000  General Electric Capital
           Corp., 5.31%, due 3/9/99            P-1        A-1+         297,035
  500,000  Illinois Tool Works, Inc.,
           5.00% & 5.10%, due 1/4/99 &
           3/25/99                             P-1        A-1+         496,389
  300,000  Warner-Lambert Co., 5.30%, due
           3/30/99                             P-1        A-1+         296,113

Advisers Managers Trust                                        December 31, 1998

--------------------------------------------------------------------------------

          AMT Liquid Asset Investments

Principal                                          Rating
 Amount                                      Moody's       S&P      Value(1)
---------                                  -----------  ---------  -----------
$ 710,000  Nalco Chemical Co., 4.88%, due
           5/21/99                             P-1         A-1     $   696,526
  700,000  American Express Credit Corp.,
           4.80%-5.21%, due
           3/17/99-6/7/99                      P-1         A-1         686,056
                                                                   -----------
           TOTAL CORPORATE COMMERCIAL
           PAPER                                                    11,758,194
                                                                   -----------

           CERTIFICATES OF DEPOSIT (6.7%)
  500,000  Banque Nationale de Paris,
           Yankee C.D., 5.67%, due 1/4/99      P-1         A-1         500,003
  500,000  Chase Manhattan Bank, Domestic
           C.D., 5.745%, due 5/10/99           P-1        A-1+         499,907
                                                                   -----------
           TOTAL CERTIFICATES OF DEPOSIT                               999,910
                                                                   -----------

           CORPORATE DEBT SECURITIES
           (1.3%)
  200,000  Merrill Lynch & Co., Variable
           Rate Medium-Term Notes, Ser.
           B, 5.30156%, due 11/5/99            P-1         A-1         199,895
                                                                   -----------
           TOTAL INVESTMENTS (99.8%)                                14,986,808
           Cash, receivables and other
           assets, less liabilities
           (0.2%)                                                       34,375
                                                                   -----------
           TOTAL NET ASSETS (100.0%)                               $15,021,183
                                                                   -----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1998
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments
1) Investment securities of the Series are valued at amortized cost, which approximates Federal income tax cost.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                     December 31,
                                                         1998
                                                    --------------
ASSETS
      Investments in securities, at value* (Note
       A) -- see Schedule of Investments            $  14,986,808
      Cash                                                  2,091
      Interest receivable                                  35,278
      Deferred organization costs (Note A)                  5,944
      Prepaid expenses and other assets                       210
                                                    --------------
                                                       15,030,331
                                                    --------------
LIABILITIES
      Accrued expenses                                      5,917
      Payable to investment manager (Note B)                3,231
                                                    --------------
                                                            9,148
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $  15,021,183
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $  15,021,183
                                                    --------------
NET ASSETS                                          $  15,021,183
                                                    --------------
*Cost of investments                                $  14,986,808
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                      For the
                                                     Year Ended
                                                    December 31,
                                                        1998
                                                    ------------
INVESTMENT INCOME
    Interest income                                 $   827,626
                                                    ------------
    Expenses:
      Investment management fee (Note B)                 37,296
      Custodian fees (Note B)                            26,063
      Accounting fees                                    10,000
      Amortization of deferred organization and
       initial offering expenses (Note A)                 4,464
      Legal fees                                          1,773
      Trustees' fees and expenses                           646
      Auditing fees                                         609
      Insurance expense                                     198
      Miscellaneous                                       1,128
                                                    ------------
        Total expenses                                   82,177
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                         (135)
                                                    ------------
        Total net expenses                               82,042
                                                    ------------
        Net investment income                           745,584
                                                    ------------
REALIZED LOSS ON INVESTMENTS
    Net realized loss on investment securities
     sold                                                    (9)
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $   745,575
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                   Year Ended
                                                  December 31,
                                              1998            1997
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     745,584   $     714,287
    Net realized loss on investments                 (9)           (503)
                                          -----------------------------
    Net increase in net assets resulting
     from operations                            745,575         713,784
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                 7,186,759      13,060,386
    Reductions                               (6,783,897)    (13,453,486)
                                          -----------------------------
    Net increase (decrease) in net
     assets resulting from transactions
     in investors' beneficial interests         402,862        (393,100)
                                          -----------------------------
NET INCREASE IN NET ASSETS                    1,148,437         320,684
NET ASSETS:
    Beginning of year                        13,872,746      13,552,062
                                          -----------------------------
    End of year                           $  15,021,183   $  13,872,746
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                        December 31, 1998
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Liquid Asset Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of seven separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on a constant basis to maturity. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At December 31, 1998, the unamortized balance of such expenses amounted to $5,944.
6) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger Berman Management Incorporated ("Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays Management a fee at the annual rate of 0.25% of the first $500 million of the Series' average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $135.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                                                    Period
                                                                                     from
                                                                                    May 1,
                                                                                   1995(1)
                                                                                      to
                                                                                   December
                                                 Year Ended December 31,             31,
                                              1998         1997         1996         1995
                                            -----------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                            .55%         .55%         .54%        .56%(3)
                                            -----------------------------------------------
    Net Expenses                                 .55%         .55%         .54%        .55%(3)
                                            -----------------------------------------------
    Net Investment Income                       5.00%        5.05%        4.88%       5.31%(3)
                                            -----------------------------------------------
Net Assets, End of Year (in millions)          $15.0        $13.9        $13.6       $32.2
                                            -----------------------------------------------

   1) The date investment operations commenced.

   2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

   3) Annualized.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Advisers Managers Trust and
Owners of Beneficial Interest of AMT Liquid Asset Investments

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AMT Liquid Asset Investments, one of the series constituting the Advisers Managers Trust (the "Trust"), as of December 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AMT Liquid Asset Investments of Advisers Managers Trust at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 29, 1999

                             LIQUID ASSET PORTFOLIO
                                NEUBERGER BERMAN
                           ADVISERS MANAGEMENT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1998

                                                                    NMAAR1071298